CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		6 Months Ended	11 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2024		Dec. 31, 2023
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	[1]	$ 43,456	$ 212,978	$ 338,497		$ 379,010
Vessel operating expenses	[1]	(7,706)	(40,459)	(71,070)		(72,783)
Voyage, charter hire and commission expenses, net	[1]	(1,229)	(1,644)	(6,260)		(4,532)
Administrative expenses	[1]	(5,422)	(14,004)	(21,936)		(24,173)
Depreciation and amortization	[1],[2]	(5,745)	(45,935)	(76,282)		(76,629)
Total operating expenses	[1]	(20,102)	(102,042)	(175,548)		(178,117)
Other operating income	[1]	4,374	0	0		0
Operating income	[1]	27,728	110,936	162,949		200,893
Other non-operating income	[1]	0	0	0		42,549
Interest income	[1]	4	1,273	6,041		8,227
Interest expense	[1]	(4,725)	(30,664)	(78,661)		(80,190)
Gains on derivative instruments	[1]	0	8,592	13,918		7,278
Other financial items, net	[1]	622	(2,526)	(3,170)		(1,838)
Net financial expense	[1]	(4,099)	(23,325)	(61,872)		(66,523)
Income before income taxes and non-controlling interests	[1]	23,629	87,611	101,077		176,919
Income taxes, net	[1]	(385)	(111)	(277)		(556)
Net income	[1]	23,244 [3]	87,500 [3]	100,800	[2]	176,363	[3]
Net income attributable to non-controlling interests	[1]	(8,206)	(1,758)	(2,658)		(1,634)
Net income attributable to the Owners of Cool Company Ltd. / Predecessor's Parent	[1]	$ 15,038	$ 85,742	$ 98,142		$ 174,729
Earnings/(loss) per share attributable to Golar LNG Ltd stockholders Per common share amounts:
Basic earnings per share (in dollars per share)	[1]	$ 14.89	$ 2.12	$ 1.83		$ 3.25
Diluted earnings per share (in dollars per share)	[1]	$ 14.89	$ 2.12	$ 1.82		$ 3.25
Time and voyage charter revenues
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	[1]	$ 37,289	$ 183,567	$ 313,620		$ 347,081
Vessel and other management fees revenues
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	[1]	6,167	7,125	8,890		14,301
Amortization of intangible assets and liabilities arising from charter agreements, net
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	[1]	$ 0	$ 22,286	$ 15,987		$ 17,628

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[3]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.